                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/08

              Date of Reporting Period:  Six months ended 10/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2007		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.02		$ 9.81	$10.12	$10.18	$10.34	$ 9.88
Income From Investment Operations:
Net investment income	0.25		0.49	0.44	0.43	0.50	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)		0.21	(0.31)	(0.06)	(0.17)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.70	0.13	0.37	0.33	1.06
Less Distributions:
Distributions from net investment income	(0.25)		(0.49)	(0.44)	(0.43)	(0.49)	(0.60)
Net Asset Value, End of Period	$ 9.98		$10.02	$ 9.81	$10.12	$10.18	$10.34
Total Return [1]	2.15%		7.33%	1.29%	3.72%	3.28%	11.08%

Ratios to Average Net Assets:
Net expenses	0.56	% [2]	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income	5.03	% [2]	4.97%	4.37%	4.24%	4.78%	5.97%
Expense waiver/reimbursement [3]	0.20	% [2]	0.19%	0.37%	0.38%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,088		$192,561	$241,318	$287,081	$264,566	$241,837
Portfolio turnover	18%		37%	73%	57%	68%	52%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2007		2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$10.02		$ 9.81	$10.12		$10.18	$10.34	$ 9.88
Income From Investment Operations:
Net investment income	0.24		0.47	0.42		0.41	0.47	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)		0.21	(0.31)		(0.06)	(0.16)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.68	0.11		0.35	0.31	1.04
Less Distributions:
Distributions from net investment income	(0.24)		(0.47)	(0.42)		(0.41)	(0.47)	(0.58)
Net Asset Value, End of Period	$ 9.98		$10.02	$ 9.81		$10.12	$10.18	$10.34
Total Return [1]	2.03%		7.07%	1.07	% [2]	3.48%	3.02%	10.81%

Ratios to Average Net Assets:
Net expenses	0.80	% [3]	0.80%	0.78%		0.79%	0.80%	0.80%
Net investment income	4.79	% [3]	4.72%	4.12%		4.00%	4.53%	5.69%
Expense waiver/reimbursement [4]	0.40	% [3]	0.39%	0.39%		0.38%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,115		$34,222	$38,909		$61,722	$68,292	$56,080
Portfolio turnover	18%		37%	73%		57%	68%	52%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,021.50	$2.85
Institutional Service Shares	$1,000	$1,020.30	$4.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.85
Institutional Service Shares	$1,000	$1,021.11	$4.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Table

At October 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.9%
Foreign Government Debt Securities	1.6%
U.S. Treasury Securities	1.5%
Asset-Backed Securities	0.1%
Derivative Contracts--U.S. Treasury Futures [2,3]	0.0%
Cash Equivalents [4]	1.6%
Other Assets and Liabilities--Net [5]	1.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2007 (unaudited)

Principal Amounts			Value
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$95,447	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$81,130
54,395		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	53,702
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $149,460)	134,832
		CORPORATE BONDS--93.9%
		Basic Industry - Chemicals--1.5%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,091,445
1,500,000		Praxair, Inc., 6.375%, 4/1/2012	1,580,645
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	458,993
		TOTAL	3,131,083
		Basic Industry - Metals & Mining--4.0%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	486,302
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,006,123
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,450,351
2,000,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	1,930,400
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	975,259
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,205,684
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	511,335
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	658,741
		TOTAL	8,224,195
		Basic Industry - Paper--1.8%
25,000		International Paper Co., Note, 6.50%, 11/15/2007	25,007
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,601,745
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,008,609
		TOTAL	3,635,361
		Capital Goods - Aerospace & Defense--1.3%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	550,179
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	294,000
1,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	996,957
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	829,005
		TOTAL	2,670,141
Principal Amounts			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--2.8%
$860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$920,200
2,000,000		General Electric Co., Note, 5.00%, 2/1/2013	2,002,842
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,174,307
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	883,824
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	747,620
		TOTAL	5,728,793
		Capital Goods - Environmental--1.2%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	527,541
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,039,529
		TOTAL	2,567,070
		Communications - Media & Cable--3.0%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,537,677
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,904,507
675,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	670,200
		TOTAL	6,112,384
		Communications - Media Noncable--0.1%
250,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	289,885
		Communications - Telecom Wireless--2.0%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,693,728
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	813,320
500,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	546,348
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	241,288
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	865,938
		TOTAL	4,160,622
		Communications - Telecom Wirelines--2.4%
370,000		Embarq Corp., 6.738%, 6/1/2013	385,411
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,529,056
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,774,790
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	300,423
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,021,427
		TOTAL	5,011,107
Principal Amounts			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--2.8%
$500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	$525,721
3,500,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,482,057
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	250,821
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,494,418
		TOTAL	5,753,017
		Consumer Cyclical - Entertainment--1.4%
180,000		International Speedway Corp., 4.20%, 4/15/2009	177,639
940,000		International Speedway Corp., 5.40%, 4/15/2014	920,014
730,000		Time Warner, Inc., 5.50%, 11/15/2011	733,236
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,025,980
		TOTAL	2,856,869
		Consumer Cyclical - Lodging--0.2%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	438,117
		Consumer Cyclical - Retailers--1.4%
433,099	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	421,656
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	381,315
485,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	483,933
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	658,076
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	242,715
750,000		Target Corp., 5.875%, 3/1/2012	772,879
		TOTAL	2,960,574
		Consumer Cyclical - Services--1.1%
2,025,000		Boston University, 7.625%, 7/15/2097	2,359,917
		Consumer Non-Cyclical Food/Beverage--1.7%
800,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	804,221
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,630
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,013,849
650,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	675,842
1,000,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,038,552
		TOTAL	3,538,094
		Consumer Non-Cyclical Health Care--1.6%
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,597,544
540,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	553,941
Principal Amounts			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Health Care--continued
$500,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	$495,050
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	759,893
		TOTAL	3,406,428
		Consumer Non-Cyclical Pharmaceuticals--1.8%
1,000,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	988,318
1,000,000		Genentech, Inc., Note, 4.40%, 7/15/2010	992,035
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	631,524
1,000,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,007,276
		TOTAL	3,619,153
		Consumer Non-Cyclical Supermarkets--0.6%
450,000		Kroger Co., 7.25%, 6/1/2009	464,807
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	679,721
		TOTAL	1,144,528
		Energy - Independent--3.1%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	735,694
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	292,257
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,432,768
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	482,500
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	172,984
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,497,353
698,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	686,970
600,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	579,000
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	259,247
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	369,641
		TOTAL	6,508,414
		Energy - Integrated--2.4%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,270
1,500,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	1,527,577
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,136,636
1,164,459	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,175,650
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,093,902
		TOTAL	4,945,035
		Energy - Oil Field Services--0.4%
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	878,513
Principal Amounts			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.2%
$500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	$477,386
		Financial Institution - Banking--22.4%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,210,199
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,070,139
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,622,335
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,043,539
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,134,037
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,090,313
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,231,081
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,630,094
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,921,148
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,022,300
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	657,377
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,045,548
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	1,995,797
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,277,842
1,100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,076,546
1,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,465,594
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,130,222
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,978,999
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	612,035
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	401,243
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	157,348
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,049,888
960,000		Popular North America, Inc., 5.65%, 4/15/2009	968,128
3,822,223	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,261,413
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,439,314
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	604,330
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,432,421
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	443,118
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,226,568
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,039,796
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,189,117
		TOTAL	46,427,829
Principal Amounts			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--10.7%
$2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	$2,253,748
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	560,004
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,925,908
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	1,044,385
5,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	5,241,614
2,550,000		Invesco PLC, Note, 4.50%, 12/15/2009	2,497,747
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	325,454
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	388,632
700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	705,645
940,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,003,208
1,070,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	1,081,419
1,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	990,074
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,960,319
390,000		Nuveen Investments, 5.00%, 9/15/2010	350,154
390,000		Nuveen Investments, 5.50%, 9/15/2015	293,839
532,491	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	547,382
		TOTAL	22,169,532
		Financial Institution - Finance Noncaptive--3.0%
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	956,655
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	990,898
830,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	680,372
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,553,345
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	496,064
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,528,432
		TOTAL	6,205,766
		Financial Institution - Insurance - Health--0.1%
300,000		Aetna U.S. Healthcare, 5.75%, 6/15/2011	307,453
		Financial Institution - Insurance - Life--0.6%
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,255,805
		Financial Institution - Insurance - P&C--3.4%
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	934,644
190,000		CNA Financial Corp., 6.50%, 8/15/2016	195,263
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	481,567
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	649,911
Principal Amounts			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	$1,390,392
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	831,149
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	339,108
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	198,976
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,986,814
		TOTAL	7,007,824
		Financial Institution - REITs--2.8%
2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,113,610
430,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	412,824
425,000		Liberty Property LP, 6.625%, 10/1/2017	434,706
860,000		Prologis, Note, 5.25%, 11/15/2010	859,402
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	657,988
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,289,552
		TOTAL	5,768,082
		Foreign-Local-Government--0.6%
1,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	1,239,782
		Municipal Services--0.7%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	537,897
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	939,940
		TOTAL	1,477,837
		Sovereign--0.6%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,136,880
		Technology--2.3%
1,000,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,011,156
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	405,174
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	552,347
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	449,006
910,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	927,046
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	519,065
970,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	970,650
		TOTAL	4,834,444
		Transportation - Airlines--1.0%
1,500,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,552,339
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	455,391
		TOTAL	2,007,730
Principal Amounts			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.6%
$250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$239,679
735,729		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	818,728
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	240,763
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,591
		TOTAL	1,327,761
		Transportation - Services--0.8%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	840,781
700,000		Ryder System, Inc., 5.95%, 5/2/2011	715,703
		TOTAL	1,556,484
		Utility - Electric--3.9%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	419,796
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	418,485
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	712,336
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	998,670
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,617,375
1,310,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,330,896
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,458,284
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	496,725
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	635,378
		TOTAL	8,087,945
		Utility - Natural Gas Distributor--1.0%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,966,037
		Utility - Natural Gas Pipelines--0.6%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,281,380
		TOTAL CORPORATE BONDS (IDENTIFIED COST $193,358,529)	194,475,257
		GOVERNMENT/AGENCY--1.6%
		Sovereign--1.6%
3,000,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $3,295,304)	3,342,450
		U.S. TREASURY--1.5%
1,000,000		U.S. Treasury Note, 4.50%, 4/30/2012	1,015,101
2,000,000	[3]	U.S. Treasury Note, 4.875%, 4/30/2011	2,054,909
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,981,339)	3,070,010
Shares			Value
		MUTUAL FUND--1.6%
3,383,807	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)	$3,383,807
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $203,168,439) [6]	204,406,356
		OTHER ASSETS AND LIABILITIES - NET--1.3%	2,796,751
		TOTAL NET ASSETS--100%	$207,203,107

At October 31, 2007, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7]	U.S. Treasury Notes 2-Year Long Futures	225	$46,599,610	December 2007	$ 283,179
[7]	U.S. Treasury Notes 5-Year Long Futures	615	$66,016,406	December 2007	$ 669,439
[7]	U.S. Treasury Notes 10-Year Long Futures	170	$ 18,702,656	December 2007	$ 138,610
[7]	U.S. Treasury Bond Short Futures	425	$ 47,852,344	December 2007	$(818,318)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 272,910

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $35,277,634, which represented 17.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $35,277,634, which represented 17.0% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $3,383,807 of investments in an affiliated issuer (Note 5) (identified cost $203,168,439)		$204,406,356
Income receivable		3,267,494
Receivable for shares sold		282,006
TOTAL ASSETS		207,955,856
Liabilities:
Payable for shares redeemed	$280,679
Payable for daily variation margin	83,753
Payable for Directors'/Trustees' fees	140
Payable for shareholder services fee (Note 5)	18,566
Income distribution payable	342,751
Accrued expenses	26,860
TOTAL LIABILITIES		752,749
Net assets for 20,762,077 shares outstanding		$207,203,107
Net Assets Consist of:
Paid-in capital		$212,136,171
Net unrealized appreciation of investments and futures contracts		1,510,827
Accumulated net realized loss on investments and futures contracts		(6,444,138)
Undistributed net investment income		247
TOTAL NET ASSETS		$207,203,107
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$178,087,906 ÷ 17,844,542 shares outstanding, no par value, unlimited shares authorized		$9.98
Institutional Service Shares:
$29,115,201 ÷ 2,917,535 shares outstanding, no par value, unlimited shares authorized		$9.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2007 (unaudited)

Investment Income:
Interest			$6,389,545
Dividends (received from an affiliated issuer) (Note 5)			152,289
TOTAL INCOME			6,541,834
Expenses:
Investment adviser fee (Note 5)		$584,383
Administrative personnel and services fee (Note 5)		95,519
Custodian fees		7,723
Transfer and dividend disbursing agent fees and expenses		40,472
Directors'/Trustees' fees		2,513
Auditing fees		10,558
Legal fees		4,434
Portfolio accounting fees		41,889
Distribution services fee--Institutional Service Shares (Note 5)		38,719
Shareholder services fee--Institutional Shares (Note 5)		55,891
Shareholder services fee--Institutional Service Shares (Note 5)		35,917
Account administration fee--Institutional Shares		993
Account administration fee--Institutional Service Shares		2,560
Share registration costs		14,413
Printing and postage		13,950
Insurance premiums		3,642
Miscellaneous		2,681
TOTAL EXPENSES		956,257
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(156,634)
Waiver of administrative personnel and services fee	(6,459)
Waiver of distribution services fee--Institutional Service Shares	(38,719)
Reimbursement of shareholder services fee--Institutional Shares	(55,891)
Reimbursement of account administration fee--Institutional Shares	(993)
Reimbursement of shareholder services fee--Institutional Service Shares	(1,147)
TOTAL WAIVERS AND REIMBURSEMENTS		(259,843)
Net expenses			696,414
Net investment income			5,845,420
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(414,847)
Net realized gain on futures contracts			449,478
Net change in unrealized appreciation of investments			(1,375,139)
Net change in unrealized depreciation of futures contracts			326,274
Net realized and unrealized loss on investments and futures contracts			(1,014,234)
Change in net assets resulting from operations			$4,831,186

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2007	Year Ended 4/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,845,420	$12,044,993
Net realized gain (loss) on investments and futures contracts	34,631	(1,513,710)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,048,865)	6,591,193
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,831,186	17,122,476
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,111,976)	(10,350,070)
Institutional Service Shares	(743,686)	(1,690,233)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,855,662)	(12,040,303)
Share Transactions:
Proceeds from sale of shares	48,614,642	67,308,874
Net asset value of shares issued to shareholders in payment of distributions declared	3,432,376	5,539,532
Cost of shares redeemed	(70,601,981)	(131,375,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,554,963)	(58,526,965)
Change in net assets	(19,579,439)	(53,444,792)
Net Assets:
Beginning of period	226,782,546	280,227,338
End of period (including undistributed net investment income of $247 and $10,489, respectively)	$207,203,107	$226,782,546

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV) the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cashflow, enhance yield and to reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2007, the Fund had net realized gains on futures contracts of $449,478.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,477,929	$44,442,313	4,830,577	$47,933,439
Shares issued to shareholders in payment of distributions declared	282,473	2,797,354	423,478	4,209,325
Shares redeemed	(6,127,305)	(60,872,496)	(10,644,758)	(105,267,057)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,366,903)	$(13,632,829)	(5,390,703)	$(53,124,293)

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	421,466	$4,172,329	1,957,303	$19,375,435
Shares issued to shareholders in payment of distributions declared	64,118	635,022	133,822	1,330,207
Shares redeemed	(982,323)	(9,729,485)	(2,643,555)	(26,108,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(496,739)	$(4,922,134)	(552,430)	$(5,402,672)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,863,642)	$(18,554,963)	(5,943,133)	$(58,526,965)

4. FEDERAL TAX INFORMATION

At October 31, 2007, the cost of investments for federal tax purposes was $203,168,439. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,237,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,624,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,386,995.

At April 30, 2007, the Fund had a capital loss carryforward of $6,498,855 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,875,749
2011	$2,056,820
2014	$ 969,172
2015	$ 1,597,114

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the Adviser voluntarily waived $154,022 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,459 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, FSC voluntarily waived $38,719 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services and/or account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2007, FSSC voluntarily reimbursed $57,038 of shareholder services fees and $993 of account administration fees. For the six months ended October 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.80%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2007, the Adviser reimbursed $2,612 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended October 31, 2007 are as follows:

Affiliate	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	4,159,071	83,652,294	84,427,558	3,383,807	$3,383,807	$152,289

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2007, were as follows:

Purchases	$16,389,562
Sales	$33,813,506

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2006, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,		Period Ended
	10/31/2007		2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.41		$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.17		0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.17)		(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$8.33		$8.41	$8.32	$8.39
Total Return [2]	1.08%		5.06%	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.09	% [3]	1.09%	1.08%	1.09	% [3]
Net investment income	4.01	% [3]	3.82%	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.35	% [3]	0.33%	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,755		$52,511	$68,898	$106,051
Portfolio turnover	15%		28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,010.80	$5.51
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.66	$5.53

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At October 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	28.7%
Asset-Backed Securities	26.1%
Mortgage-Backed Securities [3]	23.9%
U.S. Treasury and Agency Securities [4]	18.2%
Derivative Contracts--U.S. Treasury Futures [5,6]	0.0%
Securities Lending Collateral [7]	8.3%
Cash Equivalents [8]	3.5%
Other Assets and Liabilities--Net [9]	(8.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Represents less than 0.1%.

7 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.9%
		Federal Home Loan Mortgage Corporation--1.1%
$41,263	[1]	FHLMC ARM 390260, 5.599%, 10/01/2030	$40,626
197,369	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	195,128
16,112	[1]	FHLMC ARM 420196, 5.527%, 11/01/2030	15,856
71,347	[1]	FHLMC ARM 606116, 30 Year, 6.999%, 9/1/2019	71,714
2,146,511	[1]	FHLMC ARM 780443, 5.429%, 3/01/2033	2,150,941
76,891	[1]	FHLMC ARM 785167, 6.944%, 12/01/2018	77,630
		TOTAL	2,551,895
		Federal National Mortgage Association--2.8%
82,132	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	82,973
1,774,919	[1]	FNMA ARM 544843, 6.082%, 10/01/2027	1,773,598
933,260	[1]	FNMA ARM 544852, 6.109%, 4/01/2028	932,866
1,141,799	[1]	FNMA ARM 544884, 6.089%, 5/01/2034	1,140,856
2,346,940	[1]	FNMA ARM 556379, 6.383%, 5/01/2040	2,362,047
485,129	[1]	FNMA ARM 556388, 6.383%, 5/01/2040	488,007
		TOTAL	6,780,347
		Government National Mortgage Association--0.0%
36,550	[1]	GNMA ARM 8902, 30 Year, 6.375%, 1/20/2022	36,910
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,458,857)	9,369,152
		ASSET-BACKED SECURITIES--26.1%
		Auto Receivables--11.9%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,007,294
203,703		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	203,627
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,259,918
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 5.146%, 8/15/2013	1,000,000
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,478,626
1,702,992		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	1,706,578
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,000,318
993,249		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	993,208
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$680,495		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	$676,050
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 5.441%, 6/15/2012	1,500,443
137,809		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	137,178
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,002,722
725,190		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	724,214
318,405		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	315,620
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,001,689
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,233,519
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,981,308
1,152,764		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,152,738
153,901		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	153,814
884,175		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	865,831
310,986		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	310,896
513,556		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	513,574
523,601		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010	522,874
1,889,271		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	1,889,981
774,611		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	772,267
294,932		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	294,941
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,486,728
247,270		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	245,072
2,000,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,014,961
315,963		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	316,061
		TOTAL	28,762,050
		Credit Card--6.8%
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,982,867
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,050,860
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014	967,848
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,991,916
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,002,384
2,000,000		Chase Issuance Trust, 2007-A14, Class A, 5.341%, 9/15/2011	1,991,684
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 5.383%, 11/7/2014	$2,500,000
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	1,994,021
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	988,076
		TOTAL	16,469,656
		Equipment Lease--2.3%
70,343		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	70,155
322,360	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	320,242
2,000,000	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,003,453
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	3,004,688
		TOTAL	5,398,538
		Home Equity Loan--3.7%
95,447	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	81,130
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,427,860
29,787		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	29,783
1,554,626		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,514,808
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	847,091
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	892,153
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	65,856
64,268		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	63,449
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,005,768
1,000,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	990,428
307,497	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	290,628
32,217		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	32,227
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	759,639
		TOTAL	9,000,820
		Manufactured Housing--0.5%
1,055,556		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,075,939
38,490		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	38,506
		TOTAL	1,114,445
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.4%
$954,464		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	$942,364
		Rate Reduction Bond--0.5%
1,189,132		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,182,422
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $65,620,569)	62,870,295
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.0%
		Commercial Mortgage--1.1%
1,198,906		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	96,376
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042	2,527,678
		TOTAL	2,624,054
		Federal Home Loan Mortgage Corporation--2.5%
7,823		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	7,753
161,522		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	164,438
29,116		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	29,050
185,358		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	183,722
195,389		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	198,117
212,767		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	217,720
496,707		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	493,506
2,088,516		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,096,800
412,092		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	398,567
452,311		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	411,832
516,755		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	515,159
395,768		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	376,276
224,959		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	222,367
412,783		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	403,158
336,925		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	344,366
		TOTAL	6,062,831
		Federal National Mortgage Association--2.6%
326,810		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	357,829
7,215		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	7,781
177,179		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	183,922
166,693		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	170,346
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$13,945		Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008	$13,902
11,746		Federal National Mortgage Association REMIC 1993-179 FO, 5.317%, 10/25/2023	11,791
45,076		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	45,674
233,751		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	238,488
56,157		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	56,235
40,885		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	41,016
1,054,778		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,080,157
163,963		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	165,662
632,782		Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032	636,397
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	736,343
182,727		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	169,794
286,968		Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032	287,260
328,005		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	298,777
137,184		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	136,597
815,688		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	822,619
311,680		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	319,998
372,980		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	404,997
239,588		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	249,636
		TOTAL	6,435,221
		Non-Agency Mortgage--7.8%
1,500,000		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,488,058
209,316		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	210,035
258,754	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	116,439
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	196,809
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,003,367
621,621		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	606,475
255,320		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	255,568
304,545	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	304,545
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	$863,800
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	1,959,375
590,090		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	565,925
2,747	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	1,785
936,323		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.264%, 9/25/2034	947,259
57,998		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	56,529
461,234		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	492,971
40,805	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.87%, 1/28/2027	29,379
707,791		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	730,496
961,814		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	936,385
1,650,587		Washington Mutual 2006-AR15, Class 1A, 5.862%, 11/25/2046	1,609,892
1,603,504		Washington Mutual 2006-AR17, Class 1A, 5.842%, 12/25/2046	1,567,624
1,898,530		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,885,989
1,521,268		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,490,534
434,325		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.444%, 7/25/2034	437,753
		TOTAL	18,756,992
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $34,578,399)	33,879,098
		CORPORATE BONDS--28.6%
		Basic Industry - Chemicals--1.3%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,173,494
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,015,724
		TOTAL	3,189,218
		Capital Goods - Aerospace & Defense--0.5%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,245,515
		Communications - Media & Cable--1.6%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,270,923
1,500,000		Cox Communications, Inc., Note, 5.91%, 12/14/2007	1,501,302
1,000,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	996,720
		TOTAL	3,768,945
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.7%
$1,750,000		Reed Elsevier, Inc., Floating Rate Note, 6.024%, 6/15/2010	$1,745,806
		Communications - Telecom Wireless--0.9%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,238,125
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	934,989
		TOTAL	2,173,114
		Communications - Telecom Wirelines--1.0%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,000,274
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	497,140
		TOTAL	2,497,414
		Consumer Cyclical - Automotive--1.5%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	396,874
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,233,432
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	501,642
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,494,418
		TOTAL	3,626,366
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 5.73%, 11/13/2009	995,555
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,025,980
		TOTAL	2,021,535
		Consumer Cyclical - Retailers--1.6%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,016,839
1,900,000		Target Corp., 3.375%, 3/1/2008	1,890,993
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	974,821
		TOTAL	3,882,653
		Consumer Non-Cyclical Food/Beverage--1.9%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,485,858
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,998,588
		TOTAL	4,484,446
		Consumer Non-Cyclical Pharmaceuticals--1.0%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	911,427
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,433,778
		TOTAL	2,345,205
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.8%
$2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	$1,976,567
		Consumer Non-Cyclical Supermarkets--0.4%
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,032,904
		Energy - Independent--0.2%
465,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	457,980
		Energy - Integrated--0.6%
1,333,350	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,346,164
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,217,978
		Financial Institution - Banking--2.0%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,724,699
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,246,767
300,000		Citigroup, Inc., 4.625%, 8/3/2010	298,357
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,513,743
		TOTAL	4,783,566
		Financial Institution - Brokerage--1.4%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	397,757
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,482,551
1,000,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,067,242
375,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.782%, 1/31/2008	363,844
		TOTAL	3,311,394
		Financial Institution - Finance Noncaptive--2.7%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,148,732
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,236,987
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	350,536
1,000,000		HSB Capital I, Company Guarantee, 6.27%, 7/15/2027	993,864
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,468,768
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	285,277
		TOTAL	6,484,164
		Financial Institution - Insurance - Health--0.2%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	512,422
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,005,242
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.5%
$1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	$1,241,759
		Financial Institution - REITs--2.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,400,007
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,298,400
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,250,374
		TOTAL	4,948,781
		Technology--1.9%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,516,734
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,989,107
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,013,501
		TOTAL	4,519,342
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,008,001
		Utility - Electric--1.3%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,056,467
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,000,879
		TOTAL	3,057,346
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,228,773
		TOTAL CORPORATE BONDS (IDENTIFIED COST $69,117,520)	69,112,600
		GOVERNMENT AGENCIES--6.1%
		Agency--3.2%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,008,930
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,006,995
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,526,019
		TOTAL	7,541,944
		Federal Home Loan Mortgage Corporation--2.9%
7,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,056,550
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,503,502)	14,598,494
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal Home Loan Mortgage Corporation--0.3%
$4,283		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	$4,348
93,603		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	101,073
78,418		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	81,638
308,495		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	305,107
29,640		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	30,466
114,541		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	118,980
49,699		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	52,755
40,905		Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007	40,896
56,835		Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007	56,778
		TOTAL	792,041
		Federal National Mortgage Association--0.3%
410,199		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	402,571
1,452		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	1,451
37,075		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	38,978
57,678		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	60,865
227,925		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	234,450
		TOTAL	738,315
		Government National Mortgage Association--0.2%
80,658		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	86,165
1,894		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	1,906
2,650		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	2,702
23,428		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	25,755
288,551		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	303,674
		TOTAL	420,202
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,985,282)	1,950,558
Principal Amount or Shares			Value
		U.S. TREASURY--12.1%
$4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	$3,972,575
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,993,704
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	2,996,126
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	2,997,605
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,046,683
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	3,006,980
6,500,000		United States Treasury Note, 4.625%, 7/31/2012	6,631,617
3,000,000		United States Treasury Note, 4.75%, 3/31/2011	3,071,458
500,000	[5]	United States Treasury Note, 5.625%, 5/15/2008	503,888
		TOTAL U.S. TREASURY (IDENTIFIED COST $28,975,523)	29,220,636
		MUTUAL FUNDS--16.3% [6]
1,159,362		Federated Mortgage Core Portfolio	11,408,120
27,821,276	[7,8]	Prime Value Obligations Fund, Institutional Shares, 5.06%	27,821,276
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,696,013)	39,229,396
		TOTAL INVESTMENTS--107.9% (IDENTIFIED COST $263,935,665) [9]	260,230,229
		OTHER ASSETS AND LIABILITIES - NET--(7.9)%	(19,046,104)
		TOTAL NET ASSETS--100%	$241,184,125

At October 31, 2007, the Fund had the following outstanding futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]	U.S. Treasury Notes 2-Year Long Futures	50	$10,355,469	December 2007	$68,571
[10]	U.S. Treasury Notes 5-Year Long Futures	10	$ 1,073,438	December 2007	$13,011
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$81,582

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $13,490,971, which represented 5.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $12,213,328 which represented 5.1% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6 Affiliated companies.

7 7-Day net yield.

8 All or a portion of this security is held as collateral for securities lending.

9 Also represents cost for federal tax purposes.

10 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $39,229,396 of investments in affiliated issuers (Note 5) and $19,570,185 of securities loaned (identified cost $263,935,665)		$260,230,229
Cash		19,400
Income receivable		2,308,599
Receivable for shares sold		585,265
TOTAL ASSETS		263,143,493
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	517,564
Income distribution payable	254,106
Payable for collateral due to broker for securities loaned	20,038,000
Payable for daily variation margin	27,500
Payable for distribution services fee (Note 5)	22,605
Payable for shareholder services fee (Note 5)	60,136
Accrued expenses	39,457
TOTAL LIABILITIES		21,959,368
Net assets for 28,955,654 shares outstanding		$241,184,125
Net Assets Consist of:
Paid-in capital		$292,535,706
Net unrealized depreciation of investments and futures contracts		(3,623,854)
Accumulated net realized loss on investments and futures contracts		(47,720,987)
Distributions in excess of net investment income		(6,740)
TOTAL NET ASSETS		$241,184,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($151,432,548 ÷ 18,180,397 shares outstanding), no par value, unlimited shares authorized		$8.33
Institutional Service Shares:
Net asset value per share ($21,720,194 ÷ 2,607,639 shares outstanding), no par value, unlimited shares authorized		$8.33
Class Y Shares:
Net asset value per share ($17,276,242 ÷ 2,074,123 shares outstanding), no par value, unlimited shares authorized		$8.33
Class A Shares:
Net asset value per share ($50,755,141 ÷ 6,093,495 shares outstanding), no par value, unlimited shares authorized		$8.33
Offering price per share (100/99.00 of $8.33) [1]		$8.41
Redemption proceeds per share		$8.33

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2007 (unaudited)

Investment Income:
Interest (including income on securities loaned of $19,565)			$5,877,051
Dividends (received from affiliated issuers) (Note 5)			636,108
TOTAL INCOME			6,513,159
Expenses:
Investment adviser fee (Note 5)		$511,372
Administrative personnel and services fee (Note 5)		135,738
Custodian fees		14,425
Transfer and dividend disbursing agent fees and expenses		89,916
Directors'/Trustees' fees		2,675
Auditing fees		10,011
Legal fees		4,145
Portfolio accounting fees		58,103
Distribution services fee--Institutional Service Shares (Note 5)		13,700
Distribution services fee--Class A Shares (Note 5)		129,811
Shareholder services fee--Institutional Shares (Note 5)		130,149
Shareholder services fee--Institutional Service Shares (Note 5)		19,478
Shareholder services fee--Class A Shares (Note 5)		62,079
Account administration fee--Institutional Shares		191
Account administration fee--Institutional Service Shares		1,086
Share registration costs		24,629
Printing and postage		34,773
Insurance premiums		3,650
Miscellaneous		2,019
TOTAL EXPENSES		1,247,950
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(411,411)
Waiver of administrative personnel and services fee	(26,371)
Waiver of distribution services fee--Institutional Service Shares	(2,298)
Waiver of distribution services fee--Class A Shares	(947)
Reimbursement of shareholder services fee--Institutional Service Shares	(91)
TOTAL WAIVERS AND REIMBURSEMENTS		(441,118)
Net expenses			806,832
Net investment income			5,706,327
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $75,075 on sales of investments in affiliated issuers) (Note 5)			(1,485,428)
Net realized gain on futures contracts			70,972
Net change in unrealized depreciation of investments			(1,089,493)
Net change in unrealized appreciation of futures contracts			68,737
Net realized and unrealized loss on investments and futures contracts			(2,435,212)
Change in net assets resulting from operations			$3,271,115

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2007	Year Ended 4/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,706,327	$11,279,526
Net realized loss on investments and futures contracts	(1,414,456)	(349,974)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,020,756)	3,113,101
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,271,115	14,042,653
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,542,424)	(6,146,645)
Institutional Service Shares	(405,705)	(666,618)
Class Y Shares	(754,269)	(2,239,258)
Class A Shares	(1,051,310)	(2,319,991)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,753,708)	(11,372,512)
Share Transactions:
Proceeds from sale of shares	35,937,089	75,981,542
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	35,293,669
Net asset value of shares issued to shareholders in payment of distributions declared	4,214,680	7,848,179
Cost of shares redeemed	(70,253,389)	(119,340,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,101,620)	(216,801)
Change in net assets	(32,584,213)	2,453,340
Net Assets:
Beginning of period	273,768,338	271,314,998
End of period (including undistributed (distributions in excess of) net investment income of $(6,740) and $40,641, respectively)	$241,184,125	$273,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from Federated MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the Federated MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV) the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2007, the Fund had net realized gains on futures contracts of $70,972.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$19,570,185	$20,038,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$ 209,824
Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	1/7/1993	$ 295,696
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	2/12/1999	$ 160,003
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.87%, 1/28/2027	2/4/1998 - 2/5/1998	$ 75,628
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,980,880	$16,572,507	6,130,489	$51,345,520
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	--	4,208,425	35,266,603
Shares issued to shareholders in payment of distributions declared	278,755	2,330,861	413,309	3,461,883
Shares redeemed	(2,093,624)	(17,505,865)	(8,680,747)	(72,598,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	166,011	$1,397,503	2,071,476	$17,475,619

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	998,810	$8,346,695	678,631	$5,683,165
Shares issued to shareholders in payment of distributions declared	38,389	320,940	56,954	476,826
Shares redeemed	(367,736)	(3,077,638)	(715,221)	(5,983,333)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	669,463	$5,589,997	20,364	$176,658

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	925,761	$7,737,013	1,817,512	$15,239,213
Shares issued to shareholders in payment of distributions declared	75,871	634,739	224,322	1,878,210
Shares redeemed	(5,277,571)	(44,216,381)	(2,150,218)	(17,973,903)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(4,275,939)	$(35,844,629)	(108,384)	$(856,480)

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	392,139	$3,280,874	446,990	$3,713,644
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	--	3,230	27,066
Shares issued to shareholders in payment of distributions declared	110,999	928,140	239,480	2,031,260
Shares redeemed	(651,986)	(5,453,505)	(2,725,000)	(22,784,568)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(148,848)	$(1,244,491)	(2,035,300)	$(17,012,598)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,589,313)	$(30,101,620)	(51,844)	$(216,801)

4. FEDERAL TAX INFORMATION

At October 31, 2007, the cost of investments for federal tax purposes was $263,935,665. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $3,705,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,020,236 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,725,672.

At April 30, 2007, the Fund had a capital loss carryforward of $46,004,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392

As a result of the tax-free transfer of assets from Federated Limited Term Fund and Federated MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the Adviser voluntarily waived $405,980 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $26,371 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, FSC voluntarily waived $3,245 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2007, FSC retained $81,392 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2007, FSSC voluntarily reimbursed $91 of shareholder services fees. For the six months ended October 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2007, the Adviser reimbursed $5,431 in connection with the affiliated mutual funds listed below. Transactions with the affiliated companies during the six months ended October 31, 2007 are as follows:

Affiliates	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value 10/31/2007	Dividend Income
Federated Mortgage Core Portfolio	1,429,437	34,185	304,260	1,159,362	$11,408,120	$334,895
High Yield Bond Portfolio	1,765	24	1,789	--	$--	$200
Prime Value Obligations Fund, Institutional Shares	15,506,170	124,062,980	111,747,874	27,821,276	$27,821,276	$301,013
TOTAL OF AFFILIATED TRANSACTIONS	16,937,372	124,097,189	112,053,923	28,980,638	$39,229,396	$636,108

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2007, were as follows:

Purchases	$25,949,514
Sales	$39,949,688

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2007

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2007		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.41		$8.32	$8.39	$8.47	$8.56	$8.70
Income From Investment Operations:
Net investment income	0.19		0.37	0.30	0.26	0.25	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.09	(0.07)	(0.08)	(0.10)	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.46	0.23	0.18	0.15	0.21
Less Distributions:
Distributions from net investment income	(0.19)		(0.37)	(0.30)	(0.26)	(0.24)	(0.35)
Net Asset Value, End of Period	$8.33		$8.41	$8.32	$8.39	$8.47	$8.56
Total Return [1]	1.37%		5.67%	2.75%	2.14%	1.81%	2.46%

Ratios to Average Net Assets:
Net expenses	0.52	% [2]	0.51%	0.51%	0.56%	0.56%	0.56%
Net investment income	4.57	% [2]	4.42%	3.60%	3.03%	3.00%	3.96%
Expense waiver/reimbursement [3]	0.34	% [2]	0.33%	0.31%	0.31%	0.30%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,433		$151,537	$132,698	$156,173	$185,337	$236,394
Portfolio turnover	15%		28%	43%	30%	38%	69%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2007		2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$8.41		$8.32	$8.39		$8.47	$8.56	$8.70
Income From Investment Operations:
Net investment income	0.18		0.35	0.29		0.24	0.23	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		0.10	(0.07)		(0.08)	(0.10)	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.45	0.22		0.16	0.13	0.19
Less Distributions:
Distributions from net investment income	(0.19)		(0.36)	(0.29)		(0.24)	(0.22)	(0.33)
Net Asset Value, End of Period	$8.33		$8.41	$8.32		$8.39	$8.47	$8.56
Total Return [1]	1.28%		5.47%	2.64	% [2]	1.96%	1.56%	2.21%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%	0.62%		0.73%	0.81%	0.81%
Net investment income	4.40	% [3]	4.22%	3.44%		2.93%	2.75%	3.71%
Expense waiver/reimbursement [4]	0.37	% [3]	0.34%	0.43%		0.32%	0.30%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,720		$16,304	$15,962		$27,708	$19,130	$34,864
Portfolio turnover	15%		28%	43%		30%	38%	69%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.09% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,		Period Ended 4/30/2005	[1]
	10/31/2007		2007	2006
Net Asset Value, Beginning of Period	$8.41		$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.20		0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.20)		(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.33		$8.41	$8.32	$8.39
Total Return [2]	1.45%		5.83%	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]	0.35%	0.35%	0.35	% [3]
Net investment income	4.71	% [3]	4.57%	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.34	% [3]	0.33%	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,276		$53,417	$53,757	$72,984
Portfolio turnover	15%		28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.70	$2.63
Institutional Service Shares	$1,000	$1,012.80	$3.54
Class Y Shares	$1,000	$1,014.50	$1.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.52	$2.64
Institutional Service Shares	$1,000	$1,021.62	$3.56
Class Y Shares	$1,000	$1,023.38	$1.78

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.52%
Institutional Service Shares	0.70%
Class Y	0.35%

Portfolio of Investments Summary Table

At October 31, 2007, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	28.7%
Asset-Backed Securities	26.1%
Mortgage-Backed Securities [3]	23.9%
U.S. Treasury and Agency Securities [4]	18.2%
Derivative Contracts--U.S. Treasury Futures [5,6]	0.0%
Securities Lending Collateral [7]	8.3%
Cash Equivalents [8]	3.5%
Other Assets and Liabilities--Net [9]	(8.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Represents less than 0.1%.

7 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.9%
		Federal Home Loan Mortgage Corporation--1.1%
$41,263	[1]	FHLMC ARM 390260, 5.599%, 10/01/2030	$40,626
197,369	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	195,128
16,112	[1]	FHLMC ARM 420196, 5.527%, 11/01/2030	15,856
71,347	[1]	FHLMC ARM 606116, 30 Year, 6.999%, 9/1/2019	71,714
2,146,511	[1]	FHLMC ARM 780443, 5.429%, 3/01/2033	2,150,941
76,891	[1]	FHLMC ARM 785167, 6.944%, 12/01/2018	77,630
		TOTAL	2,551,895
		Federal National Mortgage Association--2.8%
82,132	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	82,973
1,774,919	[1]	FNMA ARM 544843, 6.082%, 10/01/2027	1,773,598
933,260	[1]	FNMA ARM 544852, 6.109%, 4/01/2028	932,866
1,141,799	[1]	FNMA ARM 544884, 6.089%, 5/01/2034	1,140,856
2,346,940	[1]	FNMA ARM 556379, 6.383%, 5/01/2040	2,362,047
485,129	[1]	FNMA ARM 556388, 6.383%, 5/01/2040	488,007
		TOTAL	6,780,347
		Government National Mortgage Association--0.0%
36,550	[1]	GNMA ARM 8902, 30 Year, 6.375%, 1/20/2022	36,910
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,458,857)	9,369,152
		ASSET-BACKED SECURITIES--26.1%
		Auto Receivables--11.9%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,007,294
203,703		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	203,627
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,259,918
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 5.146%, 8/15/2013	1,000,000
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,478,626
1,702,992		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	1,706,578
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,000,318
993,249		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	993,208
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$680,495		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	$676,050
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 5.441%, 6/15/2012	1,500,443
137,809		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	137,178
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,002,722
725,190		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	724,214
318,405		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	315,620
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,001,689
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,233,519
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,981,308
1,152,764		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,152,738
153,901		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	153,814
884,175		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	865,831
310,986		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	310,896
513,556		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	513,574
523,601		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010	522,874
1,889,271		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	1,889,981
774,611		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	772,267
294,932		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	294,941
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,486,728
247,270		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	245,072
2,000,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,014,961
315,963		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	316,061
		TOTAL	28,762,050
		Credit Card--6.8%
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,982,867
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,050,860
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014	967,848
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,991,916
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,002,384
2,000,000		Chase Issuance Trust, 2007-A14, Class A, 5.341%, 9/15/2011	1,991,684
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 5.383%, 11/7/2014	$2,500,000
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	1,994,021
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	988,076
		TOTAL	16,469,656
		Equipment Lease--2.3%
70,343		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	70,155
322,360	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	320,242
2,000,000	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,003,453
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	3,004,688
		TOTAL	5,398,538
		Home Equity Loan--3.7%
95,447	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	81,130
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,427,860
29,787		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	29,783
1,554,626		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,514,808
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	847,091
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	892,153
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	65,856
64,268		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	63,449
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,005,768
1,000,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	990,428
307,497	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	290,628
32,217		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	32,227
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	759,639
		TOTAL	9,000,820
		Manufactured Housing--0.5%
1,055,556		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,075,939
38,490		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	38,506
		TOTAL	1,114,445
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.4%
$954,464		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	$942,364
		Rate Reduction Bond--0.5%
1,189,132		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,182,422
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $65,620,569)	62,870,295
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.0%
		Commercial Mortgage--1.1%
1,198,906		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	96,376
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042	2,527,678
		TOTAL	2,624,054
		Federal Home Loan Mortgage Corporation--2.5%
7,823		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	7,753
161,522		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	164,438
29,116		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	29,050
185,358		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	183,722
195,389		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	198,117
212,767		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	217,720
496,707		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	493,506
2,088,516		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,096,800
412,092		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	398,567
452,311		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	411,832
516,755		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	515,159
395,768		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	376,276
224,959		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	222,367
412,783		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	403,158
336,925		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	344,366
		TOTAL	6,062,831
		Federal National Mortgage Association--2.6%
326,810		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	357,829
7,215		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	7,781
177,179		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	183,922
166,693		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	170,346
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$13,945		Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008	$13,902
11,746		Federal National Mortgage Association REMIC 1993-179 FO, 5.317%, 10/25/2023	11,791
45,076		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	45,674
233,751		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	238,488
56,157		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	56,235
40,885		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	41,016
1,054,778		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,080,157
163,963		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	165,662
632,782		Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032	636,397
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	736,343
182,727		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	169,794
286,968		Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032	287,260
328,005		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	298,777
137,184		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	136,597
815,688		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	822,619
311,680		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	319,998
372,980		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	404,997
239,588		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	249,636
		TOTAL	6,435,221
		Non-Agency Mortgage--7.8%
1,500,000		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,488,058
209,316		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	210,035
258,754	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	116,439
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	196,809
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,003,367
621,621		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	606,475
255,320		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	255,568
304,545	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	304,545
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	$863,800
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	1,959,375
590,090		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	565,925
2,747	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	1,785
936,323		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.264%, 9/25/2034	947,259
57,998		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	56,529
461,234		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	492,971
40,805	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.87%, 1/28/2027	29,379
707,791		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	730,496
961,814		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	936,385
1,650,587		Washington Mutual 2006-AR15, Class 1A, 5.862%, 11/25/2046	1,609,892
1,603,504		Washington Mutual 2006-AR17, Class 1A, 5.842%, 12/25/2046	1,567,624
1,898,530		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,885,989
1,521,268		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,490,534
434,325		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.444%, 7/25/2034	437,753
		TOTAL	18,756,992
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $34,578,399)	33,879,098
		CORPORATE BONDS--28.6%
		Basic Industry - Chemicals--1.3%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,173,494
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,015,724
		TOTAL	3,189,218
		Capital Goods - Aerospace & Defense--0.5%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,245,515
		Communications - Media & Cable--1.6%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,270,923
1,500,000		Cox Communications, Inc., Note, 5.91%, 12/14/2007	1,501,302
1,000,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	996,720
		TOTAL	3,768,945
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.7%
$1,750,000		Reed Elsevier, Inc., Floating Rate Note, 6.024%, 6/15/2010	$1,745,806
		Communications - Telecom Wireless--0.9%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,238,125
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	934,989
		TOTAL	2,173,114
		Communications - Telecom Wirelines--1.0%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,000,274
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	497,140
		TOTAL	2,497,414
		Consumer Cyclical - Automotive--1.5%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	396,874
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,233,432
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	501,642
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,494,418
		TOTAL	3,626,366
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 5.73%, 11/13/2009	995,555
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,025,980
		TOTAL	2,021,535
		Consumer Cyclical - Retailers--1.6%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,016,839
1,900,000		Target Corp., 3.375%, 3/1/2008	1,890,993
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	974,821
		TOTAL	3,882,653
		Consumer Non-Cyclical Food/Beverage--1.9%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,485,858
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,998,588
		TOTAL	4,484,446
		Consumer Non-Cyclical Pharmaceuticals--1.0%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	911,427
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,433,778
		TOTAL	2,345,205
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.8%
$2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	$1,976,567
		Consumer Non-Cyclical Supermarkets--0.4%
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,032,904
		Energy - Independent--0.2%
465,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	457,980
		Energy - Integrated--0.6%
1,333,350	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,346,164
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,217,978
		Financial Institution - Banking--2.0%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,724,699
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,246,767
300,000		Citigroup, Inc., 4.625%, 8/3/2010	298,357
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,513,743
		TOTAL	4,783,566
		Financial Institution - Brokerage--1.4%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	397,757
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,482,551
1,000,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,067,242
375,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.782%, 1/31/2008	363,844
		TOTAL	3,311,394
		Financial Institution - Finance Noncaptive--2.7%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,148,732
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,236,987
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	350,536
1,000,000		HSB Capital I, Company Guarantee, 6.27%, 7/15/2027	993,864
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,468,768
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	285,277
		TOTAL	6,484,164
		Financial Institution - Insurance - Health--0.2%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	512,422
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,005,242
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.5%
$1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	$1,241,759
		Financial Institution - REITs--2.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,400,007
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,298,400
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,250,374
		TOTAL	4,948,781
		Technology--1.9%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,516,734
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,989,107
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,013,501
		TOTAL	4,519,342
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,008,001
		Utility - Electric--1.3%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,056,467
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,000,879
		TOTAL	3,057,346
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,228,773
		TOTAL CORPORATE BONDS (IDENTIFIED COST $69,117,520)	69,112,600
		GOVERNMENT AGENCIES--6.1%
		Agency--3.2%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,008,930
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,006,995
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,526,019
		TOTAL	7,541,944
		Federal Home Loan Mortgage Corporation--2.9%
7,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,056,550
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,503,502)	14,598,494
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal Home Loan Mortgage Corporation--0.3%
$4,283		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	$4,348
93,603		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	101,073
78,418		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	81,638
308,495		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	305,107
29,640		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	30,466
114,541		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	118,980
49,699		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	52,755
40,905		Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007	40,896
56,835		Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007	56,778
		TOTAL	792,041
		Federal National Mortgage Association--0.3%
410,199		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	402,571
1,452		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	1,451
37,075		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	38,978
57,678		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	60,865
227,925		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	234,450
		TOTAL	738,315
		Government National Mortgage Association--0.2%
80,658		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	86,165
1,894		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	1,906
2,650		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	2,702
23,428		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	25,755
288,551		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	303,674
		TOTAL	420,202
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,985,282)	1,950,558
Principal Amount or Shares			Value
		U.S. TREASURY--12.1%
$4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	$3,972,575
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,993,704
3,000,000	[4]	United States Treasury Note, 3.875%, 5/15/2010	2,996,126
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	2,997,605
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,046,683
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	3,006,980
6,500,000		United States Treasury Note, 4.625%, 7/31/2012	6,631,617
3,000,000		United States Treasury Note, 4.75%, 3/31/2011	3,071,458
500,000	[5]	United States Treasury Note, 5.625%, 5/15/2008	503,888
		TOTAL U.S. TREASURY (IDENTIFIED COST $28,975,523)	29,220,636
		MUTUAL FUNDS--16.3% [6]
1,159,362		Federated Mortgage Core Portfolio	11,408,120
27,821,276	[7,8]	Prime Value Obligations Fund, Institutional Shares, 5.06%	27,821,276
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,696,013)	39,229,396
		TOTAL INVESTMENTS--107.9% (IDENTIFIED COST $263,935,665) [9]	260,230,229
		OTHER ASSETS AND LIABILITIES - NET--(7.9)%	(19,046,104)
		TOTAL NET ASSETS--100%	$241,184,125

At October 31, 2007, the Fund had the following outstanding futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]	U.S. Treasury Notes 2-Year Long Futures	50	$10,355,469	December 2007	$68,571
[10]	U.S. Treasury Notes 5-Year Long Futures	10	$ 1,073,438	December 2007	$13,011
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$81,582

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $13,490,971, which represented 5.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $12,213,328 which represented 5.1% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6 Affiliated companies.

7 7-Day net yield.

8 All or a portion of this security is held as collateral for securities lending.

9 Also represents cost for federal tax purposes.

10 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $39,229,396 of investments in affiliated issuers (Note 5) and $19,570,185 of securities loaned (identified cost $263,935,665)		$260,230,229
Cash		19,400
Income receivable		2,308,599
Receivable for shares sold		585,265
TOTAL ASSETS		263,143,493
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	517,564
Income distribution payable	254,106
Payable for collateral due to broker for securities loaned	20,038,000
Payable for daily variation margin	27,500
Payable for distribution services fee (Note 5)	22,605
Payable for shareholder services fee (Note 5)	60,136
Accrued expenses	39,457
TOTAL LIABILITIES		21,959,368
Net assets for 28,955,654 shares outstanding		$241,184,125
Net Assets Consist of:
Paid-in capital		$292,535,706
Net unrealized depreciation of investments and futures contracts		(3,623,854)
Accumulated net realized loss on investments and futures contracts		(47,720,987)
Distributions in excess of net investment income		(6,740)
TOTAL NET ASSETS		$241,184,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($151,432,548 ÷ 18,180,397 shares outstanding), no par value, unlimited shares authorized		$8.33
Institutional Service Shares:
Net asset value per share ($21,720,194 ÷ 2,607,639 shares outstanding), no par value, unlimited shares authorized		$8.33
Class Y Shares:
Net asset value per share ($17,276,242 ÷ 2,074,123 shares outstanding), no par value, unlimited shares authorized		$8.33
Class A Shares:
Net asset value per share ($50,755,141 ÷ 6,093,495 shares outstanding), no par value, unlimited shares authorized		$8.33
Offering price per share (100/99.00 of $8.33) [1]		$8.41
Redemption proceeds per share		$8.33

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2007 (unaudited)

Investment Income:
Interest (including income on securities loaned of $19,565)			$5,877,051
Dividends (received from affiliated issuers) (Note 5)			636,108
TOTAL INCOME			6,513,159
Expenses:
Investment adviser fee (Note 5)		$511,372
Administrative personnel and services fee (Note 5)		135,738
Custodian fees		14,425
Transfer and dividend disbursing agent fees and expenses		89,916
Directors'/Trustees' fees		2,675
Auditing fees		10,011
Legal fees		4,145
Portfolio accounting fees		58,103
Distribution services fee--Institutional Service Shares (Note 5)		13,700
Distribution services fee--Class A Shares (Note 5)		129,811
Shareholder services fee--Institutional Shares (Note 5)		130,149
Shareholder services fee--Institutional Service Shares (Note 5)		19,478
Shareholder services fee--Class A Shares (Note 5)		62,079
Account administration fee--Institutional Shares		191
Account administration fee--Institutional Service Shares		1,086
Share registration costs		24,629
Printing and postage		34,773
Insurance premiums		3,650
Miscellaneous		2,019
TOTAL EXPENSES		1,247,950
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(411,411)
Waiver of administrative personnel and services fee	(26,371)
Waiver of distribution services fee--Institutional Service Shares	(2,298)
Waiver of distribution services fee--Class A Shares	(947)
Reimbursement of shareholder services fee--Institutional Service Shares	(91)
TOTAL WAIVERS AND REIMBURSEMENTS		(441,118)
Net expenses			806,832
Net investment income			5,706,327
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $75,075 on sales of investments in affiliated issuers) (Note 5)			(1,485,428)
Net realized gain on futures contracts			70,972
Net change in unrealized depreciation of investments			(1,089,493)
Net change in unrealized appreciation of futures contracts			68,737
Net realized and unrealized loss on investments and futures contracts			(2,435,212)
Change in net assets resulting from operations			$3,271,115

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2007	Year Ended 4/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,706,327	$11,279,526
Net realized loss on investments and futures contracts	(1,414,456)	(349,974)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,020,756)	3,113,101
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,271,115	14,042,653
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,542,424)	(6,146,645)
Institutional Service Shares	(405,705)	(666,618)
Class Y Shares	(754,269)	(2,239,258)
Class A Shares	(1,051,310)	(2,319,991)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,753,708)	(11,372,512)
Share Transactions:
Proceeds from sale of shares	35,937,089	75,981,542
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	35,293,669
Net asset value of shares issued to shareholders in payment of distributions declared	4,214,680	7,848,179
Cost of shares redeemed	(70,253,389)	(119,340,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,101,620)	(216,801)
Change in net assets	(32,584,213)	2,453,340
Net Assets:
Beginning of period	273,768,338	271,314,998
End of period (including undistributed (distributions in excess of) net investment income of $(6,740) and $40,641, respectively)	$241,184,125	$273,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from Federated MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the Federated MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV) the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2007, the Fund had net realized gains on futures contracts of $70,972.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$19,570,185	$20,038,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$ 209,824
Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	1/7/1993	$ 295,696
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	2/12/1999	$ 160,003
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.87%, 1/28/2027	2/4/1998 - 2/5/1998	$ 75,628
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,980,880	$16,572,507	6,130,489	$51,345,520
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	--	4,208,425	35,266,603
Shares issued to shareholders in payment of distributions declared	278,755	2,330,861	413,309	3,461,883
Shares redeemed	(2,093,624)	(17,505,865)	(8,680,747)	(72,598,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	166,011	$1,397,503	2,071,476	$17,475,619

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	998,810	$8,346,695	678,631	$5,683,165
Shares issued to shareholders in payment of distributions declared	38,389	320,940	56,954	476,826
Shares redeemed	(367,736)	(3,077,638)	(715,221)	(5,983,333)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	669,463	$5,589,997	20,364	$176,658

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	925,761	$7,737,013	1,817,512	$15,239,213
Shares issued to shareholders in payment of distributions declared	75,871	634,739	224,322	1,878,210
Shares redeemed	(5,277,571)	(44,216,381)	(2,150,218)	(17,973,903)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(4,275,939)	$(35,844,629)	(108,384)	$(856,480)

	Six Months Ended 10/31/2007		Year Ended 4/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	392,139	$3,280,874	446,990	$3,713,644
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	--	--	3,230	27,066
Shares issued to shareholders in payment of distributions declared	110,999	928,140	239,480	2,031,260
Shares redeemed	(651,986)	(5,453,505)	(2,725,000)	(22,784,568)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(148,848)	$(1,244,491)	(2,035,300)	$(17,012,598)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,589,313)	$(30,101,620)	(51,844)	$(216,801)

4. FEDERAL TAX INFORMATION

At October 31, 2007, the cost of investments for federal tax purposes was $263,935,665. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $3,705,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,020,236 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,725,672.

At April 30, 2007, the Fund had a capital loss carryforward of $46,004,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392

As a result of the tax-free transfer of assets from Federated Limited Term Fund and Federated MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the Adviser voluntarily waived $405,980 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $26,371 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2007, FSC voluntarily waived $3,245 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2007, FSC retained $81,392 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2007, FSSC voluntarily reimbursed $91 of shareholder services fees. For the six months ended October 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2007, the Adviser reimbursed $5,431 in connection with the affiliated mutual funds listed below. Transactions with the affiliated companies during the six months ended October 31, 2007 are as follows:

Affiliates	Balance of Shares Held 4/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value 10/31/2007	Dividend Income
Federated Mortgage Core Portfolio	1,429,437	34,185	304,260	1,159,362	$11,408,120	$334,895
High Yield Bond Portfolio	1,765	24	1,789	--	$--	$200
Prime Value Obligations Fund, Institutional Shares	15,506,170	124,062,980	111,747,874	27,821,276	$27,821,276	$301,013
TOTAL OF AFFILIATED TRANSACTIONS	16,937,372	124,097,189	112,053,923	28,980,638	$39,229,396	$636,108

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2007, were as follows:

Purchases	$25,949,514
Sales	$39,949,688

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2007, there were no outstanding loans. During the six months ended October 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007